Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities				$ 77.7
Operating leases, rent expense	$ 24.4	$ 21.1
Progress payments made on behalf of company, paid				$ 5.3
Progress payments made on behalf of company, scheduled to be paid			$ 8.2
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset					$ 51.7
Operating lease liabilities					55.6
Operating lease, liability, current					12.5
Operating lease, liability, noncurrent					$ 43.1
Forecast [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, lease not yet commenced, right-of-use asset to be recognized			13.5
Lessee, finance lease, lease not yet commenced, liability to be recognized			$ 13.5